UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund

(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: (678) 356-1100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	Common Stocks – 17.9%
	Agriculture – 0.3%
839	Bunge, Ltd.	$62,036
2,367	Sipef SA	173,209
		235,245
	Airlines – 0.3%
35,701	Qantas Airways, Ltd.	159,651
2,350	Southwest Airlines Co.	134,608
		294,259
	Apparel – 0.1%
7,125	Hanesbrands, Inc.	131,242

	Auto Manufacturers – 0.4%
18,200	Nissan Motor Co., Ltd.	187,305
3,300	Suzuki Motor Corp.	176,962
		364,267
	Auto Parts & Equipment – 0.1%
1,646	Tenneco, Inc.	90,316

	Banks – 1.8%
23,000	Chiba Bank, Ltd.	185,341
5,610	Customers Bancorp, Inc.(a)	163,532
10,600	Deutsche Bank AG	147,652
1,396	JPMorgan Chase & Co.	153,518
18,614	Mitsubishi UFJ Financial Group, Inc., ADR	123,597
20,800	Oversea-Chinese Banking Corp., Ltd.	203,352
20,000	Royal Bank of Scotland Group PLC, ADR(a)	148,000
4,600	Sumitomo Mitsui Trust Holdings, Inc.	186,119
2,500	Toronto-Dominion Bank	142,125
2,600	Western Alliance Bancorp(a)	151,086
		1,604,322
	Beverages – 0.2%
826	Constellation Brands, Inc., Class A	188,262

	Building Materials – 0.8%
4,500	Asahi Glass Co., Ltd.	185,966
11,800	Nihon Flush Co., Ltd.	266,513
3,501	Owens Corning	281,480
		733,959
	Chemicals – 0.1%
709	LyondellBasell Industries NV, Class A	74,927

	Commercial Services – 0.6%
15,046	McMillan Shakespeare, Ltd.	194,466
889	S&P Global, Inc.	169,852

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	COMMON STOCKS (Continued)
	Commercial Services (Continued)
1,144	United Rentals, Inc.(a)	$197,603
		561,921
	Computers – 0.2%
4,200	NCR Corp.(a)	132,384

	Distribution/Wholesale – 0.2%
16,016	Inchcape PLC	155,240

	Diversified Financial Services – 0.6%
5,175	Ally Financial, Inc.	140,501
4,998	Intrum Justitia AB	141,261
32,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	188,660
4,655	Pzena Investment Management, Inc., Class A	51,810
		522,232
	Electronics – 0.3%
40,700	Japan Display, Inc.(a)	75,009
3,565	Orbotech, Ltd.(a)	221,672
		296,681
	Energy-Alternate Sources – 0.2%
14,846	Innergex Renewable Energy, Inc.	151,650

	Engineering & Construction – 0.2%
3,331	Argan, Inc.	143,066

	Food – 1.0%
13,410	Darling Ingredients, Inc.(a)	231,993
2,521	Fresh Del Monte Produce, Inc.	114,050
35,000	Huon Aquaculture Group, Ltd.	116,515
315	Sanderson Farms, Inc.	37,491
23,872	Synlait Milk, Ltd. - Australia(a)	144,657
23,500	Synlait Milk, Ltd. - New Zealand(a)	142,234
3,059	United Natural Foods, Inc.(a)	131,353
		918,293
	Forest Products & Paper – 0.1%
3,949	Mercer International, Inc.	49,165

	Gas – 0.1%
1,153	UGI Corp.	51,216

	Hand/Machine Tools – 0.2%
7,000	Milacron Holdings Corp.(a)	140,980

	Healthcare-Products – 0.2%
2,200	Henry Schein, Inc.(a)	147,862

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	COMMON STOCKS (Continued)
	Healthcare-Services – 0.6%
7,166	Encompass Health Corp.	$409,680
2,121	Fresenius SE & Co. KGaA	161,886
		571,566
	Home Furnishings – 0.2%
12,229	Panasonic Corp.	172,885

	Household Products/Wares – 0.2%
3,000	Church & Dwight Co., Inc.	151,080

	Insurance – 0.3%
2,675	American International Group, Inc.	145,574
2,597	Unum Group	123,643
		269,217
	Internet – 0.2%
678	Iliad SA	140,086

	Iron/Steel – 0.2%
4,950	Ternium SA, ADR	160,825

	Leisure Time – 0.4%
8,000	Basic-Fit NV(a)(b)	231,214
2,794	Norwegian Cruise Line Holdings, Ltd.(a)	147,998
		379,212
	Lodging – 0.4%
1,475	Marriott International, Inc., Class A	200,570
1,320	Wyndham Worldwide Corp.	151,048
		351,618
	Machinery-Diversified – 0.5%
394	Deere & Co.	61,196
9,300	Eagle Industry Co., Ltd.	159,504
1,755	Zebra Technologies Corp., Class A(a)	244,278
		464,978
	Metal Fabricate/Hardware – 0.1%
1,700	Global Brass & Copper Holdings, Inc.	56,865

	Mining – 0.3%
7,665	Coeur Mining, Inc.(a)	61,320
17,872	Hudbay Minerals, Inc.	126,891
558	Kaiser Aluminum Corp.	56,302
20,580	Yamana Gold, Inc.	56,801
		301,314
	Oil & Gas – 1.1%
1,497	Andeavor	150,538
22,300	Enerplus Corp.	251,098

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
2,663	Marathon Oil Corp.	$42,954
5,219	Murphy Oil Corp.	134,859
3,855	Neste Oyj	268,347
950	PBF Energy, Inc., Class A	32,205
2,538	Unit Corp.(a)	50,151
685	Valero Energy Corp.	63,548
		993,700
	Oil & Gas Services – 0.1%
10,299	Subsea 7 SA	131,509

	Pharmaceuticals – 1.4%
7,826	Daiichi Sankyo Co., Ltd.	260,131
1,059	Johnson & Johnson	135,711
5,700	Lannett Co., Inc.(a)	91,485
7,661	Mitsubishi Tanabe Pharma Corp.	153,868
1,429	Novartis AG, ADR	115,535
3,369	Novo Nordisk A/S, ADR	165,923
7,800	Owens & Minor, Inc.	121,290
2,491	UCB SA	202,748
		1,246,691
	Pipelines – 0.5%
3,209	Boardwalk Pipeline Partners LP	32,571
814	Buckeye Partners LP	30,436
964	DCP Midstream LP	33,856
3,925	Enbridge, Inc.	123,520
2,340	Energy Transfer Equity LP	33,251
1,360	Enterprise Products Partners LP	33,293
1,716	Genesis Energy LP	33,822
713	Phillips 66 Partners LP	34,067
984	Spectra Energy Partners LP	33,102
980	TC PipeLines LP	33,996
		421,914
	Retail – 0.7%
1,612	Asbury Automotive Group, Inc.(a)	108,810
2,070	CVS Health Corp.	128,775
4,142	Michaels Cos., Inc.(a)	81,639
4,425	MTY Food Group, Inc.	172,977
595	O'Reilly Automotive, Inc.(a)	147,191
		639,392
	Savings & Loans – 0.1%
4,250	Sterling Bancorp	95,838

	Semiconductors – 1.8%
593	Broadcom, Ltd.	139,740
3,799	Intel Corp.	197,852

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	COMMON STOCKS (Continued)
	Semiconductors (Continued)
1,200	KLA-Tencor Corp.	$130,812
1,313	Lam Research Corp.	266,749
17,000	NEPES Corp.	133,652
809	NXP Semiconductors NV(a)	94,653
2,670	Qorvo, Inc.(a)	188,102
1,363	Skyworks Solutions, Inc.	136,654
2,775	Synaptics, Inc.(a)	126,901
1,567	Texas Instruments, Inc.	162,796
		1,577,911
	Software – 0.4%
2,170	Cerner Corp.(a)	125,860
759	Check Point Software Technologies, Ltd.(a)	75,399
4,000	Cotiviti Holdings, Inc.(a)	137,760
		339,019
	Transportation – 0.4%
22,500	Costamare, Inc.	140,400
1,950	Golar LNG Partners LP	33,365
7,990	Ship Finance International, Ltd.	114,257
26,426	Teekay Offshore Partners LP	59,987
		348,009
	Total Common Stocks (Cost $14,045,199)	15,801,118

	Exchange Traded Funds – 12.4%
	Debt Funds – 2.5%
6,865	iShares Emerging Markets High Yield Bond	336,934
8,680	iShares Global High Yield Corporate Bond	435,215
1,118	iShares iBoxx $High Yield Corporate Bond	95,746
2,278	iShares iBoxx $Investment Grade Corporate Bond	267,414
7,792	iShares J.P. Morgan Emerging Markets Local Currency Bond(a)	392,327
2,450	iShares TIPS Bond	276,973
8,400	PowerShares International Corporate Bond Portfolio	233,772
1,860	SPDR Bloomberg Barclays International Corporate Bond	66,979
2,156	SPDR Citi International Government Inflation-Protected Bond	128,390
		2,233,750
	Equity Funds – 9.9%
20,854	iShares MSCI All Peru Capped	887,755
21,197	iShares MSCI Brazil Capped	951,321
18,618	iShares MSCI Chile Capped	987,126
24,600	iShares MSCI Frontier 100	863,706
23,465	iShares MSCI India	800,860
22,132	iShares MSCI Philippines	773,292
31,146	iShares MSCI Poland Capped	781,765
22,856	iShares MSCI Taiwan	876,299
9,128	iShares MSCI Thailand Capped	910,062

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	EXCHANGE TRADED FUNDS (Continued)
	Equity Funds (Continued)
37,992	VanEck Vectors Russia	$863,938
		8,696,124
	Total Exchange Traded Funds (Cost $9,649,783)	10,929,874

	Commodity & Natural Resource Investments – 3.9%
—	Casillas Petroleum Resource Partners, LLC(c)	1,411,506
—	Kayne Anderson Energy Fund VII LP(c)	2,055,587

	Total Commodity & Natural Resource Investments (Cost $2,458,341)	3,467,093

	Direct Real Estate – 2.7%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(c)(d)	1,401,882
—	RS17 Rexburg Preferred LLC(c)(d)	1,000,000

	Total Direct Real Estate (Cost $2,220,000)	2,401,882

	Hedge Funds – 6.9%
—	Condire Resource Partners LP(c)	1,837,383
—	EJF Trust Preferred Fund LP(c)	1,076,235
—	Esulep LLC Permo Fund(c)	1,151,483
—	Rosebrook Opportunities Fund LP(c)(d)	2,008,123

	Total Hedge Funds (Cost $6,461,486)	6,073,224

	High Yield Loans – 3.9%
$500,000	Atlanta Healthcare Property Consultants, LLC, 18.00%, 4/18/2018(c)	530,000
—	Direct Lending Income Fund LP(c)	1,820,109
1,000,000	Doctor's Hospice of Georgia, Inc., 18.00%, 4/18/2018(c)	1,060,000

	Total High Yield Loans (Cost $3,143,860)	3,410,109

	Private Equity – 31.4%
—	Abbott Secondary Opportunities LP(c)	355,199
144	Atlas Fintech Holdings Corp.(c)	1,656,000
2,500	Clear Guide Medical, Inc.(c)(d)	3,479,225
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(c)(d)	667,745
—	Committed Advisors Secondary Fund III(c)	570,874
2,033,849	DSI Digital, LLC - Series A Convertible Preferred Units(c)	3,000,000
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(c)	577,609
10	GPB Automotive Portfolio LP(c)	500,696
—	Gravity Ranch Fund I LP(c)(d)	500,000
—	Greenspring Opportunities V, LP(c)	32,500
3,500,000	Metro Diner, LLC - Series B Units(c)	3,500,000
1,880,968	Metro Diner, LLC - Series II Common Units(c)	2,575,056

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	PRIVATE EQUITY (Continued)
—	PineBridge Secondary Partners IV SLP(c)	$277,613
—	Star Mountain Diversified Small Business Access Fund II LP(c)	708,826
337,207	Tout, Inc. - Series C Preferred Stock(c)	1,842,086
674,136	Tout, Inc. Series D Preferred Stock(c)	2,753,310
756,826	Waratek Ltd. - Series B-2 Shares(c)(d)	4,653,954

	Total Private Equity (Cost $21,082,033)	27,650,693

	Private Equity Debt – 2.7%
$750,000	Clear Guide Medical, Inc. - Convertible Note, 10.00%, 7/6/2018(c)	780,000
1,600,000	Schweizer - RSG, LLC - Promissory Note, 12.09%, 1/22/2021(c)(e)	1,600,000

	Total Private Equity Debt (Cost $2,318,000)	2,380,000

	Private Real Estate Investments – 9.0%
95,075	ARCTRUST, Inc.(c)	1,348,168
101,470	Cottonwood Residential, Inc.(c)	1,943,150
—	Harbert Seniors Housing Fund I LP(c)	1,091,632
—	PCG Select Series I LLC - Series A Preferred Stock(c)	800,000
431	PRISA III Fund LP(c)	697,591
—	RRA Credit Opportunity Fund LP(c)(d)	659,333
56	Shopoff Land Fund III LP(c)	42,884
—	Stonehill Strategic Hotel Credit Opportunity Fund II LP(c)	967,034
—	Walton Street Real Estate Fund VIII LP(c)	366,897

	Total Private Real Estate Investments (Cost $6,866,614)	7,916,689

	Public Real Estate Investments – 1.1%
	Public Non-Traded Real Estate Investment Trusts – 1.1%
111,521	Behringer Harvard Opportunity(c)	217,466
18,060	Black Creek Diversified Property Fund, Inc.(c)	134,731
136,771	Highlands REIT, Inc.(c)	50,605
153,283	Inventrust Properties Corp.(c)	516,564
3,330	Phillips Edison Grocery Center(c)	36,628
		955,994
	Public Non-Traded Real Estate Limited Partnership – 0.0%
1,725	Uniprop Manufactured Housing Communities Income Fund II(c)	22,511

	Total Public Real Estate Investments (Cost $776,380)	978,505

	Real Estate Loans – 6.5%
$388,097	Airport Center Development Partners, LLC, 9.50%, 9/17/2018(c)	388,097
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 4/21/2018(c)	400,000
400,000	Hauiki Hui, LLC, 9.50%, 5/1/2018(c)	400,000
2,000,000	Park City (PCG), 10.5%, 3/12/2019(c)	2,000,000
500,000	Saratoga Springs Partners, LLC, 9.50%, 5/31/2018(c)	500,000

Wildermuth Endowment Strategy Fund

Schedule of Investments - Continued

March 31, 2018 (Unaudited)

Shares, Principal Amount, or Units		Value

	REAL ESTATE LOANS (Continued)
2,000,000	Westgate at Powers, LLC, 10.500%, 6/21/2019(c)	$2,000,000

	Total Real Estate Loans (Cost $5,423,252)	5,688,097

	Warrants – 0.0%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Notional: $1,300,000, 12/20/2021(a)(c)	0
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Notional: $657,800, 8/9/2022(a)(c)	0
1,442	Schweizer - RSG, LLC, Exercise Price $112.50, Notional: $162,225, 1/22/2028(a)(c)	0

	Total Warrants (Cost $0)	0

	Short-Term Investments – 1.3%
1,115,601	Fidelity Institutional Government Portfolio - Institutional Class, 1.49%(f)	1,115,601

	Total Short-Term Investments (Cost $1,115,601)	1,115,601

	Total Investments – 99.7% (Cost $75,560,549)	87,812,885
	Other assets less liabilities – 0.3%	251,873

	Total Net Assets –100.0%	$88,064,758

ADR – American Depositary Receipt

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SLP – Special Limited Partnership

(a)	Non-income Producing
(b)	144A Restricted Security
(c)	Illiquid Security. Total illiquid securities represent 68.09% of net assets as of March 31, 2018.
(d)	Denotes an investment in an affiliated entity. Please refer to the Notes to the Schedule of Investments, subsection Investments in Affiliated Issuers.
(e)	Variable Rate Security
(f)	Represents the current rate as of March 31, 2018.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments March 31, 2018 (Unaudited)

Organization - Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently has three different classes of shares registered: Class A, Class C, and Class I shares.

Investment Valuation - For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE, but listed on other domestic or foreign securities exchanges, are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non U.S. dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in privately placed debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value.

Investment Funds that are Hedge Funds, Private Equity Funds, Private Real Estate Funds and Non-Traded REITs (“Non-Traded Funds”), as a general matter, the fair value of the Fund’s interest in a Non-Traded Fund will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructuring or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Pricing Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board of Trustees on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Investments in Non Traded Funds are recorded at fair value, using the Non Traded Funds net asset value as a practical expedient. Investments measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2018:

			Fair Value Measurements at the End of the Reporting Period Using

			Level 1	Level 2 Other Significant	Level 3 Significant
Investment in Securities	Practical Expedient**		Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Security Type
Common Stock*	$-		$15,801,118	$-	$-	$15,801,118
Exchange Traded Funds*	-		10,929,874	-	-	10,929,874
Commodity & Natural Resource Investments	2,055,587	(1)(8)(9)	-	-	1,411,506	3,467,093
Direct Real Estate	1,401,882	(2)(8)(9)	-	-	1,000,000	2,401,882
Hedge Funds	6,073,224	(3)(8)(9)	-	-	-	6,073,224
High Yield Loans	1,820,109	(4)(8)(9)	-	-	1,590,000	3,410,109
Private Equity	2,522,621	(5)(8)(10)	-	-	25,128,072	27,650,693
Private Equity Debt	-		-	-	2,380,000	2,380,000
Private Real Estate Investments	4,582,487	(6)(8)(9)	-	-	3,334,202	7,916,689
Public Real Estate Investments*	567,169	(7)(8)(9)	-	-	411,336	978,505
Real Estate Loans	-		-	-	5,688,097	5,688,097
Warrants	-		-	-	-	-
Short Term Investments	-		1,115,601	-	-	1,115,601
Total	$19,023,079		$27,846,593	$-	$40,943,213	$87,812,885

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(1) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Kayne Anderson Energy Fund VII LP	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A

(2) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Brookwood SFL Investor Co-Investment Vehicle, LLC	Not Applicable	Not Applicable	Capital gains and Current income	Real Estate	N/A

(3) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Condire Resource Partners LP	Quarterly	45 days	Capital Gains	Long/short mining and energy	12 months
EJF Trust Preferred Fund LP	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years
Esulep LLC Permo Fund	Monthly	21 days	Capital Gains	S&P futures and options spreads	N/A
Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A

(4) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	N/A

(5) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Abbot Secondary Opportunities LP	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	N/A
Committed Advisors Secondary Fund III	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	N/A
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	Not Applicable	Not Applicable	Capital Gains and Dividends	Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.	N/A
Greenspring Opportunities V, LP	Not Applicable	Not Applicable	Capital Gains	Direct investments in growth stage companies	N/A
Pinebridge Secondary Partners IV SLP	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	N/A
Star Mountain Diversified Small Business Access Fund II LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A

(6) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	None
PCG Select Series I LLC - Series A Preferred Stock	Not Applicable	Not Applicable	Income	Real estate loans	N/A
PRISA III Fund LP	Quarterly	15 days	Capital Appreciation and Income	Diversified value-add real estate portfolio that targets above average real estate returns.	N/A
RRA Credit Opportunity Fund LP	Not Applicable	Not Applicable	Current Income	Real estate backed lending	N/A
Stonehill Strategic Hotel Credit Opportunity Fund II LP	Not Applicable	Not Applicable	Current Income	Value added lending to hospitality assets	N/A
Walton Street Real Estate Fund VIII LP	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A

(7) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Highlands REIT, Inc.	Not Applicable	Not Applicable	Capital gains/Current income	Real Estate Investment Trust	N/A
Inventrust Properties Corp.	Not Applicable	Not Applicable	Capital gains/Current income	Real Estate Investment Trust	N/A

(8)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(9)	These investments are domiciled in the United States.

(10)	These investments are domiciled in the United States with the exception of Committed Advisors Secondary Fund III.

For the period ended March 31, 2018, there were no transfers into or out of Level 1 and Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2018	Transfers into Level 3	Transfers out of Level 3	Purchases or Conversions		Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance March 31, 2018
Commodity & Natural
Resource Investments	$1,411,506	$-	$-	$-		$-	$-	$-	$-	$1,411,506
Direct Real Estate	1,000,000	-	-	-		-	-	-	-	1,000,000
High Yield Loans	1,590,000	-	-	-		-	-	-	-	1,590,000
Private Equity	17,801,267	-	-	3,741,214	*	-		-	3,585,591	25,128,072
Private Equity Debt	3,080,544	-	-	2,100,000		(2,700,000)*	-	-	(100,544)	2,380,000
Private Real Estate Investments	3,336,600	-	-	-		-	-	(2,231)	(167)	3,334,202
Public Real Estate Investments	410,794	-	-	-		-	-	-	542	411,336
Real Estate Loans	2,188,097	-	-	4,000,000		(500,000)	67,177	(234,677)	167,500	5,688,097
Warrants	-	-	-	-		-	-	-	-	-
	$30,818,808	$-	$-	$9,841,214		$(3,200,000)	$67,177	$(236,908)	$3,652,922	$40,943,213

*	Includes $2,700,000 of private equity debt that was converted into private equity shares during the period.

The following is a summary of quantitative information about the significant unobservable valuation inputs determined by management for Level 3 Fair Value Measurements for investments held as of March 31, 2018:

	Fair Value as of
Type of Level 3 Investment	March 31, 2018	Valuation Technique	Unobservable Inputs	Range

Commodity & Natural Resource Investments	$1,411,506	Discounted Cash Flow	NYMEX future strip for WTI crude oil	$51.93/bbl - $63.64/bbl
			NYMEX future strip for Henry Hub gas	$2.78/MMBTU - $2.89/MMBTU
			Discount Rate	10%
Private Equity
Private Equity	$15,818,118	Income Approach	Growth Rate	2% - 243%
Private Equity Debt	$2,380,000		Discount Rate	14% - 20.20%

		Guideline transaction comparison	Projected reveune mulitple	5.20x - 5.70x
		Guideline company comparison	Projected reveune mulitple	3.40x - 3.80x
		Guideline company comparison	LTM revenue multiple	0.57x - 3.8x
			Control Premium	30%

		Option pricing method	Volatility	80.80%
			Risk Free Rate	1.94%

The following is a summary of quantative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of March 31, 2018:

	Fair Value as of
Type of Level 3 Investment	March 31, 2018	Valuation Technique
Direct Real Estate	$1,000,000	Recent Transaction Value
High Yield Loans - Short Term	$1,590,000	Face Value
Private Real Estate Investments	$3,334,202	Recent Transaction Value
Real Estate Loans - Short Term	$5,688,097	Face Value
Private Equity	$9,309,954	Recent Transaction Value
Public Real Estate Investments	$411,336	Share Price

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases or Conversions		Sales Proceeds or Conversions	Change in Unrealized Appreciation	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Value End of Period	Dividends Credited to Income

Brookwood SFL Investor Co-Investment Vehicle, LLC	$1,401,882	$-		$-	$-	$-	$-	$1,401,882	$-

Clear Guide Medical, Inc.	3,479,225	-		-	-	-	-	3,479,225	-

Clear Guide Medical, Inc. - Series A-2 Preferred Stock	-	667,745	*	-	-	-	-	667,745	-

Gravity Ranch Fund I LP	500,000	-		-	-	-	-	500,000	-

Rosebrook Opportunities Fund LP	1,067,583	940,540		-	-	-	-	2,008,123	-

RS17 Rexburg Preferred LLC	1,000,000	-		-	-	-	-	1,000,000	-

RRA Credit Opportunity Fund LP	659,333	-		-	-	-	-	659,333	-

Waratek Ltd. - Series B-2 Shares	3,366,643	975,899		-	311,412	-	-	4,653,954	17,196
	$11,474,666	$2,584,184		$-	$311,412	$-	$-	$14,370,262	$17,196

*	Amount includes a conversion of a $500,000 par value convertible note along with $167,745 in unrealized gain

Federal Income Tax Information

At December 31, 2017, gross unrealized appreciation/depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$72,056,321

Gross unrealized appreciation	$11,137,384
Gross unrealized depreciation	(642,165)

Net unrealized appreciation on investments	$10,495,219

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

Subsequent Event

On May 29, 2018 a certificate of amendment to the certificate of trust was filed in the state of Delaware changing the name of the Fund to the Wildermuth Endowment Fund.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	June 8, 2018

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	June 8, 2018

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)